UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05904

ELFUN GOVERNMENT MONEY MARKET FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

Elfun Government Money Market Fund

Schedule of Investments—March 31, 2017 (Unaudited)

		Principal Amount	Amortized Cost
Short-Term Investments—100.9% †
U.S. Treasuries—38.1%
U.S. Treasury Bills
0.50%	04/13/17	$1,000,000	$999,835	(a)
0.51%	04/13/17	3,000,000	2,999,495	(a)
0.52%	04/13/17 - 05/04/17	5,000,000	4,998,244	(a)
0.53%	04/20/17 - 05/04/17	1,750,000	1,749,318	(a)
0.54%	04/06/17 - 05/11/17	9,250,000	9,247,825	(a)
0.55%	05/18/17	3,000,000	2,997,885	(a)
0.62%	06/01/17	750,000	749,225	(a)
0.63%	06/01/17 - 06/08/17	1,250,000	1,248,575	(a)
0.66%	06/15/17 - 06/22/17	2,000,000	1,997,187	(a)
0.78%	04/13/17	2,250,000	2,249,422	(a)
0.79%	06/15/17 - 06/29/17	7,000,000	6,987,721	(a)
0.80%	04/13/17	2,750,000	2,749,278	(a)
0.81%	06/15/17	1,000,000	998,349	(a)
0.92%	09/14/17	500,000	497,908	(a)
0.93%	09/14/17	500,000	497,902	(a)
U.S. Treasury Notes 3 Months U.S. Treasury Bill + 0.07% 3 Months U.S. Treasury Bill + 0.07%
0.86%	04/30/17	500,000	500,000	(b)
			41,468,169
U.S. Government Agency Obligations—50.4%
Fannie Mae Discount Notes
0.52%	04/17/17	1,000,000	999,773	(a)
0.54%	05/01/17	2,000,000	1,999,117	(a)
0.71%	04/03/17	2,000,000	1,999,922	(a)
0.78%	05/10/17 - 06/21/17	650,000	649,233	(a)
0.79%	06/14/17	300,000	299,522	(a)
Federal Farm Credit Banks 0.01% + 1 month USD LIBOR 1 month USD LIBOR + 0.01%
0.92%	05/15/17	1,000,000	999,995	(b)
Federal Farm Credit Banks 0.04% + 1 month USD LIBOR
1.01%	03/22/18	2,000,000	2,003,651	(b)
1.02%	04/27/17	800,000	799,996	(b)
Federal Farm Credit Banks 0.05% + 1 month USD LIBOR
0.93%	08/30/17	500,000	499,979	(b)
Federal Farm Credit Banks 0.12% + 1 month USD LIBOR
0.86%	10/03/17	200,000	199,990	(b)
Federal Farm Credit Banks 1 month USD LIBOR - 0.03% 1 month USD LIBOR - 0.03%
0.95%	09/26/17	600,000	600,000	(b)
Federal Home Loan Bank Discount Notes
0.54%	04/19/17	2,500,000	2,499,331	(a)
0.79%	05/31/17	111,000	110,856	(a)
0.80%	05/31/17 - 06/16/17	3,960,000	3,953,788	(a)
Federal Home Loan Banks 0.01% + 1 month USD LIBOR
0.84%	06/09/17	1,250,000	1,250,000	(b)
0.98%	05/18/17	900,000	900,000	(b)
0.99%	05/23/17	500,000	500,000	(b)
Federal Home Loan Banks 0.02% + 1 month USD LIBOR
0.85%	05/04/17	1,300,000	1,300,000	(b)
0.97%	08/28/17	1,000,000	1,000,000	(b)
Federal Home Loan Banks 0.03% + 1 month USD LIBOR
0.90%	08/16/17	500,000	500,000	(b)
0.91%	08/17/17	700,000	700,000	(b)
Federal Home Loan Banks 0.04% + 3 month USD LIBOR
0.97%	01/08/18	2,000,000	2,005,441	(b)
Federal Home Loan Banks 0.09% + 1 month USD LIBOR
0.79%	08/11/17	200,000	200,000	(b)
Federal Home Loan Banks 0.10% + 3 month USD LIBOR
0.93%	04/20/17	1,000,000	1,000,000	(b)
Federal Home Loan Banks 0.11% + 1 month USD LIBOR
0.72%	07/07/17	1,000,000	1,000,000	(b)
Federal Home Loan Banks 0.11% + 3 month USD LIBOR
1.04%	06/20/17	2,100,000	2,099,999	(b)
Federal Home Loan Banks 0.16% + 1 month USD LIBOR
0.68%	10/06/17	500,000	500,000	(b)
0.82%	10/18/17	500,000	500,000	(b)
Federal Home Loan Banks 0.18% + 1 month USD LIBOR
0.80%	04/19/17	100,000	100,000	(b)
Federal Home Loan Banks 0.31% + 3 month USD LIBOR
0.75%	06/01/17	1,000,000	1,000,000	(b)
Federal Home Loan Banks 0.39% + 3 month USD LIBOR
0.65%	01/26/18	1,000,000	1,000,000	(b)
Federal Home Loan Banks 0.40% + 3 month USD LIBOR
0.62%	07/12/17	800,000	800,000	(b)
Federal Home Loan Banks 0.41% + 3 month USD LIBOR
0.61%	07/13/17	1,000,000	1,000,000	(b)
Federal Home Loan Banks 0.42% + 3 month USD LIBOR
0.62%	07/24/17	300,000	300,000	(b)
Federal Home Loan Banks 0.46% + 3 month USD LIBOR
0.57%	04/19/17	100,000	100,000	(b)
Federal Home Loan Banks 1 month USD LIBOR - 0.02% 1 month USD LIBOR - 0.02%
0.82%	09/07/17	800,000	800,000	(b)
Federal Home Loan Banks 1 month USD LIBOR - 0.08% 1 month USD LIBOR - 0.08%
0.80%	12/13/17	1,400,000	1,400,000	(b)
Federal Home Loan Banks 1 month USD LIBOR - 0.13%
0.70%	01/05/18	1,700,000	1,700,000	(b)
0.72%	01/09/18	400,000	400,000	(b)
Federal Home Loan Banks 1 month USD LIBOR - 0.15%
0.83%	01/18/18	250,000	250,000	(b)
0.84%	01/25/18	500,000	500,000	(b)
Federal Home Loan Banks 3 month USD LIBOR - 0.10% 3 month USD LIBOR - 0.10%
1.05%	06/29/17	1,500,000	1,500,000	(b)
Federal Home Loan Banks 3 month USD LIBOR - 0.28% 3 month USD LIBOR - 0.28%
0.84%	12/13/17	600,000	600,000	(b)
Federal Home Loan Banks 3 month USD LIBOR - 0.29% 3 month USD LIBOR - 0.29%
0.86%	10/03/17	300,000	300,000	(b)
Federal Home Loan Banks 3 month USD LIBOR - 0.32%
0.83%	03/28/18 - 04/03/18	800,000	800,000	(b)
Federal Home Loan Banks 3 month USD LIBOR - 0.35% 3 month USD LIBOR - 0.35%
0.68%	01/22/18	400,000	400,000	(b)
Federal Home Loan Mortgage Corp. 0.21% + 1 month USD LIBOR
0.73%	04/17/17	800,000	800,000	(b)
Federal Home Loan Mortgage Corp. 0.35% + 3 month USD LIBOR
0.81%	12/22/17	1,000,000	1,000,000	(b)
Federal Home Loan Mortgage Corp. 3 month USD LIBOR - 0.34% 3 month USD LIBOR - 0.34%
0.67%	01/11/18	900,000	900,000	(b)
Federal National Mortgage Assoc.
0.75%	04/20/17	2,000,000	2,000,257
Freddie Mac Discount Notes
0.51%	04/25/17 - 05/15/17	1,500,000	1,499,305	(a)
0.53%	05/09/17	800,000	799,561	(a)
0.56%	05/18/17	400,000	399,713	(a)
0.78%	06/15/17 - 07/05/17	1,950,000	1,946,444	(a)
0.79%	06/26/17	600,000	598,882	(a)
0.84%	08/04/17	1,000,000	997,118	(a)
			54,961,873

	Principal Amount	Amortized Cost
Repurchase Agreements—12.4%
Citigroup Global Markets, Inc. U.S. Treasury Repo 0.79% dated 03/31/17, to be repurchased at $7,000,154 on 04/03/17 collateralized by $7,140,054 U.S. Treasury Note, 1.25%, maturing on 03/31/21, respectively. 04/03/17	$7,000,000	$7,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 0.82% dated 03/31/17, to be repurchased at $6,479,148 on 04/03/17 collateralized by $6,608,680 U.S. Treasury Inflation Index Note, 2.13%, maturing on 01/15/19, respectively. 04/03/17	6,479,000	6,479,000
		13,479,000
Total Short-Term Investments (Cost $109,909,042)		109,909,042
Liabilities in Excess of Other Assets, net—(0.9)%		(933,502)

NET ASSETS – 100.0%		$108,975,540

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.

(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2017.

†	Percentages are based on net assets as of March 31, 2017.

Abbreviations:

LIBOR London	Interbank Offered Rate

Notes to Schedule of Investments March 31, 2017 (Unaudited)

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Portfolio securities of the Fund are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Government Money Market Fund	Investments in Securities†
	U.S. Treasuries	$—	$41,468,169	$—	$41,468,169
	U.S. Government Agency Obligations	—	54,961,873	—	54,961,873
	Repurchase Agreements	—	13,479,000	—	13,479,000

	Total Investments in Securities	$—	$109,909,042	$—	$109,909,042

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2017, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$109,909,042	$—	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Government Money Market Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 23, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer and Principal Financial Officer

Date:	May 23, 2017